AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                               GENERATIONS (TM)
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                      SUPPLEMENT DATED FEBRUARY 27, 1998
                        TO PROSPECTUS DATED MAY 1, 1997
              AS SUPPLEMENTED OCTOBER 14, 1997, OCTOBER 28, 1997,
                    JANUARY 20, 1998, AND FEBRUARY 6, 1998


ENHANCED RATE--EFFECTIVE MARCH 2, 1998, THE GUARANTEED INTEREST RATE FOR THE GUARANTEE PERIOD THAT IS PRESENTLY AVAILABLE UNDER THE SPECIAL AUTOMATIC TRANSFER PLAN, REFERRED TO ON PAGE 20 OF THE PROSPECTUS, IS 4.1% GREATER THAN THE GUARANTEED INTEREST RATE FOR A GUARANTEE PERIOD OF THE SAME DURATION THAT IS NOT AVAILABLE UNDER SUCH SPECIAL AUTOMATIC TRANSFER PLAN.


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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                               GENERATIONS (TM)
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                      SUPPLEMENT DATED FEBRUARY 27, 1998
                        TO PROSPECTUS DATED MAY 1, 1997
                AS SUPPLEMENTED MAY 27, 1997, OCTOBER 14, 1997,
                    JANUARY 20, 1998, AND FEBRUARY 6, 1998


ENHANCED RATE--EFFECTIVE MARCH 2, 1998, THE GUARANTEED INTEREST RATE FOR THE GUARANTEE PERIOD THAT IS PRESENTLY AVAILABLE UNDER THE SPECIAL AUTOMATIC TRANSFER PLAN, REFERRED TO ON PAGE 20 OF THE PROSPECTUS, IS 4.1% GREATER THAN THE GUARANTEED INTEREST RATE FOR A GUARANTEE PERIOD OF THE SAME DURATION THAT IS NOT AVAILABLE UNDER SUCH SPECIAL AUTOMATIC TRANSFER PLAN.